Restatement of Previously Issued Financial Statements (Details) - USD ($)				2 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended
		Mar. 31, 2021	Mar. 02, 2021	Dec. 31, 2020		Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2021	Sep. 30, 2021	Nov. 12, 2020	Nov. 11, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Minimum net tangible assets upon redemption of common stock subject to possible redemption			$ 5,000,001			$ 5,000,001			$ 5,000,001
Reclassification Of Permanent Equity Into Temporary Equity.			31,625,000
Total assets			$ 319,562,536	$ 171,634		317,700,372			317,700,372
Total liabilities			35,004,435	165,584		35,205,585			35,205,585
Temporary equity (Class A ordinary shares subject to possible redemption)			316,250,000
Permanent equity:
Preferred stock
Common stock			791
Additional paid-in capital			0	24,209
Accumulated deficit			(31,692,690)	(18,950)		(33,776,390)			(33,776,390)	$ 2,915,213
Total permanent equity			$ (31,691,899)	6,050	[1],[2]	(33,775,599)	$ (29,171,276)	$ (29,171,276)	(33,775,599)		$ 0
Redeemable Class A common stock
Interest income						4,070			20,386
Net income (loss)				(18,950)		(4,600,253)		1,703,990	(2,896,263)
Class A Common Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Reclassification Of Permanent Equity Into Temporary Equity.			1,387,316
Redeemable Class A common stock
Net loss attributable to Non-redeemable Class B common stock						$ (3,680,202)			$ (2,193,437)
Non-Redeemable Class B common stock shares, diluted						31,625,000			24,674,451
Income (loss) per share diluted non-redeemable Class B common stock						$ (0.12)			$ (0.09)
Class B Common Stock
Permanent equity:
Common stock	[3]			$ 791	[1],[2]	$ 791			$ 791
As Restated
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets		$ 318,615,345	$ 319,562,536				318,156,764	318,156,764
Total liabilities		33,989,034	35,004,435				31,061,723	31,061,723
Temporary equity (Class A ordinary shares subject to possible redemption)		316,256,122	316,250,000				316,266,316	316,266,316
Permanent equity:
Accumulated deficit		(31,630,602)	(31,692,690)				(29,172,750)	(29,172,750)
Total permanent equity		$ (31,629,811)	(31,691,899)				$ (29,171,959)	$ (29,171,959)
Redeemable Class A common stock
Redeemable Class A common stock shares, basic and diluted		7,906,250					31,625,000	7,906,250
Earnings per share basic and diluted redeemable Class A common stock		$ (0.04)					$ 0.06	$ 0.06
Income (loss) per share basic non-redeemable Class B common stock		(0.04)					0.06	0.06
Income (loss) per share diluted non-redeemable Class B common stock		$ 0.04					$ 0.06	$ 0.06
As Restated | Class A Common Stock
Redeemable Class A common stock
Net loss attributable to Non-redeemable Class B common stock		$ (436,994)					$ 1,974,984	$ 1,240,197
Redeemable Class A common stock shares, basic and diluted		10,541,667						21,141,575
As Restated | Class B Common Stock
Permanent equity:
Common stock		$ 791	$ 791				791	$ 791
Redeemable Class A common stock
Net loss attributable to Non-redeemable Class B common stock		(327,746)					$ 493,746	463,793
Redeemable Class A common stock shares, basic and diluted							7,906,250
As Previously Restated
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Reclassification Of Permanent Equity Into Temporary Equity.			30,237,684
Total assets		318,615,345	$ 319,562,536				$ 318,156,764	318,156,764
Total liabilities		33,989,034	35,004,435				31,061,723	31,061,723
Temporary equity (Class A ordinary shares subject to possible redemption)		279,626,302	279,558,090				282,095,033	282,095,033
Permanent equity:
Additional paid-in capital		5,782,541	5,850,752				3,313,835	3,313,835
Accumulated deficit		(783,690)	851,900				1,685,040	1,685,040
Total permanent equity		$ 5,000,009	5,000,011				$ 5,000,008	$ 5,000,008
Redeemable Class A common stock
Redeemable Class A common stock shares, basic and diluted		8,353,274					27,962,071	9,977,775
Income (loss) per share basic non-redeemable Class B common stock		$ (0.09)					$ 0.21	$ 0.17
Income (loss) per share diluted non-redeemable Class B common stock		$ (0.09)					$ 0.21	$ 0.17
As Previously Restated | Class A Common Stock
Permanent equity:
Common stock		$ 367	368				$ 342	$ 342
Redeemable Class A common stock
Net loss attributable to Non-redeemable Class B common stock		$ 6,122					10,194	$ 16,316
Redeemable Class A common stock shares, basic and diluted		30,237,684						28,526,273
As Previously Restated | Class B Common Stock
Permanent equity:
Common stock		$ 791	$ 791				791	$ 791
Redeemable Class A common stock
Net loss attributable to Non-redeemable Class B common stock		(770,862)					$ 2,458,536	1,687,674
Redeemable Class A common stock shares, basic and diluted							11,569,179
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Reclassification Of Permanent Equity Into Temporary Equity.			1,387,316
Temporary equity (Class A ordinary shares subject to possible redemption)		36,629,820	$ 36,691,910				$ 34,171,283	34,171,283
Permanent equity:
Additional paid-in capital		(5,782,541)	(5,850,752)				(3,313,835)	(3,313,835)
Accumulated deficit		(30,846,912)	(30,840,790)				(30,857,790)	(30,857,790)
Total permanent equity		$ (36,629,820)	(36,691,910)				$ (34,171,967)	$ (34,171,967)
Redeemable Class A common stock
Redeemable Class A common stock shares, basic and diluted		(447,024)					3,662,929
Earnings per share basic and diluted redeemable Class A common stock		$ (0.04)					$ 0.06	$ 0.06
Income (loss) per share basic non-redeemable Class B common stock		0.05					(0.15)	(0.11)
Income (loss) per share diluted non-redeemable Class B common stock		$ 0.05					$ (0.15)	$ (0.11)
Adjustments | Class A Common Stock
Permanent equity:
Common stock		$ (367)	$ (368)				$ (342)	$ (342)
Redeemable Class A common stock
Net loss attributable to Non-redeemable Class B common stock		$ (443,116)					1,964,790	$ 1,223,881
Redeemable Class A common stock shares, basic and diluted		(19,696,017)						(7,384,698)
Adjustments | Class B Common Stock
Redeemable Class A common stock
Net loss attributable to Non-redeemable Class B common stock		$ 443,116					$ (1,964,790)	$ (1,223,881)
Redeemable Class A common stock shares, basic and diluted							(3,662,929)
Adjustments | Reclassification Of Permanent Equity Into Temporary Equity
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Reclassification Of Permanent Equity Into Temporary Equity.									3,669,191
Permanent equity:
Additional paid-in capital						5,900,000			$ 5,900,000
Accumulated deficit						$ 30,800,000			$ 30,800,000

[1]	Includes an aggregate of up to 1,031,250 shares that are subject to forfeiture if the over-allotment option is not exercised in full by the underwriters (see Note 7).
[2]	The shares and the associated amounts have been retroactively restated to reflect the stock dividend of 0.1 shares of Class B common stock for each share of Class B common stock outstanding on February 25, 2021 (see Note 2).
[3]	The shares and the associated amounts have been retroactively restated to reflect the stock dividend of 0.1 share of Class B common stock for each share of Class B common stock outstanding on February 25, 2021.